Stock-Based and Long-Term Compensation (Details 4) (Restricted Stock [Member], USD $)	12 Months Ended
Dec. 31, 2011
Restricted Stock [Member]
Summary of restricted stock
Number of Shares, Beginning Balance	792,436
Weighted Average Grant Date Fair Value, Beginning Balance	$ 22.25
Number of Shares, Granted	567,083
Weighted Average Grant Date Fair Value, Granted	$ 28.84
Number of Shares, Vested	(294,144)
Weighted Average Grant Date Fair Value, Vested	$ 19.80
Number of Shares, Forfeited	(25,658)
Weighted Average Grant Date Fair Value, Forfeited	$ 22.49
Number of Shares, Ending Balance	1,039,717
Weighted Average Grant Date Fair Value, Ending Balance	$ 27.07